WEIGHTED AVERAGE NUMBER OF SHARES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
EARNINGS PER COMMON SHARE*
WEIGHTED AVERAGE NUMBER OF SHARES

NOTE 12. WEIGHTED AVERAGE NUMBER OF SHARES

In October 2020, the Company entered into a reverse merger transaction. The Company computes the weighted-average number of common shares outstanding in accordance with ASC 260 states that in calculating the weighted average shares when a reverse merger takes place in the middle of the year, the number of common shares outstanding from the beginning of that period to the acquisition date shall be computed on the basis of the weighted-average number of common shares of the legal acquiree (accounting acquirer) outstanding during the period multiplied by the exchange ratio established in the merger agreement. The number of common shares outstanding from the acquisition date to the end of that period shall be the actual number of common shares of the legal acquirer (the accounting acquiree) outstanding during that period.

Credit Risk – The carrying amount of accounts receivable included in the balance sheet represents the Company’s exposure to credit risk in relation to its financial assets. No other financial asset carries a significant exposure to credit risk. The Company performs ongoing credit evaluations of each customer’s financial condition. The Company maintains allowances for doubtful accounts and such allowances in the aggregate have not exceeded management’s estimates.

The Company has its cash in bank deposits primarily at state owned banks located in the PRC. Historically, deposits in PRC banks have been secured due to the state policy of protecting depositors’ interests. The PRC promulgated a Bankruptcy Law in August 2006, effective June 1, 2007, which contains provisions for the implementation of measures for the bankruptcy of PRC banks. The bank deposits with financial institutions in the PRC are insured by the government authority for up to RMB500,000.

Interest Rate Risk – The Company is exposed to the risk arising from changing interest rates, which may affect the ability of repayment of existing debts and viability of securing future debt instruments within the PRC.

Currency Risk - A majority of the Company’s revenue and expense transactions are denominated in RMB and a significant portion of the Company’s assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

Concentrations - The Company sells its products primarily through direct customers in the PRC and to some extent, the overseas customers in European countries and East Asia such as South Korea and Taiwan. For the year ended December 31, 2022, six customers accounted for 21.2%, 16.1%, 14.8%, 13.7%, 11.9% and 10.1%, respectively, of the Company’s revenue. For the year ended December 31, 2021, five customers accounted for 19.5%, 17.3%, 14.5%, 14.2%, and 11.1%, respectively, of the Company’s revenue.

And the Company’s top 10 customers aggregately accounted for 98.7% and 97.5%% of the total revenue for the years ended December 31, 2022 and 2021, respectively.

As of December 31, 2022 three customers accounted for 32.2%, 22.8%, and 14.0% of the total accounts receivable balance, respectively.

As of December 31, 2021, six customers accounted for 25.7%, 18.6%, 12.5%, 11.5%, 11.3% and 10.2% of the total accounts receivable balance, respectively.

The Company purchases its raw materials through various suppliers. Raw material purchases from these suppliers which individually exceeded 10% of the Company’s total raw material purchases, accounted for approximately 47.2% (four suppliers) and 11.2% (one supplier) of the Company’s total raw material purchases for the years ended December 31, 2022 and 2021, respectively.